FLEXSHARES® TRUST

FlexShares® High Yield Value-Scored Bond Index Fund (HYGV)

SUPPLEMENT DATED MARCH 20, 2025 TO THE PROSPECTUS DATED MARCH 1, 2025

Effective March 20, 2025, Eric R. Williams is no longer a portfolio manager of the FlexShares® High Yield Value-Scored Bond Index Fund (the “Fund”). Effective March 20, 2025, all references to Eric R. Williams in the Fund’s Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “Fund Summaries – FlexShares® High Yield Value-Scored Bond Index Fund – Management” on page 170 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Chaitanya Mandavakuriti, CFA, a Senior Vice President of NTI, Benjamin Gord, a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI, and Benjamin McCubbin, CFA, Vice President of NTI, have served as Portfolio Managers of the Fund since May 2023, May 2023, and March 2025, respectively.

2.	The following is added under the section entitled “Description of Fund Management – Portfolio Managers” beginning on page 221 of the Prospectus:

Benjamin McCubbin, CFA, is a Vice President of NTI. Mr. McCubbin joined NTI in 2018 and is responsible for managing various fixed-income funds.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® High Yield Value-Scored Bond Index Fund (HYGV)

SUPPLEMENT DATED MARCH 20, 2025 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2025

Effective March 20, 2025, Eric R. Williams is no longer a portfolio manager of the FlexShares® High Yield Value-Scored Bond Index Fund (the “Fund”). Effective March 20, 2025, all references to Eric R. Williams in the Fund’s SAI are hereby deleted, and the SAI is amended as follows:

1.

The disclosure as to the portfolio managers of the FlexShares® High Yield Value-Scored Bond Index Fund in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS” on page 77 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares® High Yield Value-Scored Bond Index Fund	Benjamin Gord, Chaitanya Mandavakuriti and Benjamin McCubbin*

* Became a Portfolio Manager effective March 20, 2025

2.

The following information, as of February 28, 2025, with respect to Benjamin McCubbin is added under the section “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Accounts Managed by Portfolio Managers” beginning on page 77 of the SAI:

The table below discloses accounts within each type of category listed below for which Benjamin McCubbin* was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2025.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	0	$0	0	$0
Other Registered Investment Companies:	1	$2,840,319,000	0	$0
Other Pooled Investment Vehicles:	2	$563,586,000	0	$0
Other Accounts:	3	$1,024,342,000	0	$0

* Benjamin McCubbin became a Portfolio Manager of the FlexShares® High Yield Value-Scored Bond Index Fund effective March 20, 2025.

3.	The following information, as of February 28, 2025, is added in the table under the section entitled “MANAGEMENT OF THE TRUST – Disclosure of Securities Ownership” on page 85 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Benjamin McCubbin[1]	FlexShares® High Yield Value-Scored Bond Index Fund	$1-$10,000

[1]	Benjamin McCubbin became a portfolio manager of the FlexShares® High Yield Value-Scored Bond Index Fund effective March 20, 2025. Information provided is as of February 28, 2025.

Please retain this Supplement with your SAI for future reference.